Biological assets - Measurement of the premises adopted (Details) - ha	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare)	1,243,191,000	1,094,611,000
Average Annual Growth Volume Per Hectare Per Year	37,620	37,920
Average gross sale price of eucalyptus	101,380	96,040.00
Label Role Discount rate post-tax	8.80%	8.80%
Mature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare)	191,737,000	144,942,000
Immature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare)	1,051,454,000	949,669,000